Acquisitions - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Detail) - Solar Acquisition [Member] - Year 2020 [Member] $ in Thousands	Dec. 22, 2020 USD ($)
Assets
Accounts receivable	$ 2,000
Other current assets	672
Property, plant and equipment	128,050
Intangible assets	960
Total assets acquired	131,682
Liabilities
Accounts payable	747
Intangible liabilities	1,020
Asset retirement obligation	2,571
Other liabilities	441
Total liabilities assumed	4,779
Noncontrolling interest	8,475
Total fair value of consideration transferred	$ 118,428